Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends per share	$ 0.38	$ 0.33	$ 0.32
Purchase of treasury stock, shares	45,152	48,379	426,696
Reissuance of treasury stock for stock option exercises, shares	171,131	127,668	146,374
Treasury Stock [Member]
Purchase of treasury stock, shares	45,152	48,379	426,696
Reissuance of treasury stock for stock option exercises, shares	171,131	127,668	146,374
Retained Earnings [Member]
Cash dividends per share	$ 0.38	$ 0.33	$ 0.32
Reissuance of treasury stock for stock option exercises, shares	171,131	127,668	146,374